Summary of Significant Accounting and Reporting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the MillerKnoll Retirement Plan ("the Plan") are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").
Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded when paid
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are reported at fair value. The fair value of common stocks and mutual funds is based on quoted market prices on the last day of the plan year. The fair value of participation units in collective trust funds is based on quoted redemption values on the last day of the plan year.

Mutual funds: The fair values of mutual fund investments are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Company common stock: The fair value of MillerKnoll, Inc. common stock is determined by obtaining quoted prices from a nationally recognized exchange (level 1 inputs).
Collective trusts: The fair value of participant units held in the collective trust funds are based on their net asset values (NAV), as reported by the managers of the collective trust funds and as supported by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date. Underlying investments of the S&P 500 Index Fund and S&P MidCap 400 Index Fund consist primarily of common stocks. Underlying investments of the Aggregate Bond Index Fund consist primarily of bonds. The Putnam Stable Value Fund invests primarily in guaranteed and security-backed investment contracts with life insurance companies, banks, and other financial institutions. The Harbor Capital Appreciation Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies. The Vanguard Target Retirement Funds offer a diversified portfolio within a single fund that adjusts its underlying asset mix of stocks and bonds over time.
The collective trust funds provide for daily redemptions by the Plan at reported net asset values per share, with no advance notice requirement. There are no unfunded commitments with respect to these investments.

Purchases and sales of investment securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the Plan’s financial statements. The most significant estimates relate to the value of investments. Actual results may differ from those estimates. Adjustments related to changes in estimates are reflected in the Plan's Statement of Changes in Net Assets Available for Benefits in the period in which those estimates changed.